Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation (Tables) [Abstract]
Summary of stock option activity and related information

		Weighted-
		Average	Aggregate
		Exercise	Intrinsic
Stock Options	Options	Price	Value
	(Millions)		(Millions)
Outstanding at December 31, 2009	13.0	$16.73
Granted	1.3	$21.20
Exercised	(1.2)	$6.11	$20

Expired	(0.3)	$40.89
Forfeited	(0.1)	$17.71

Outstanding at December 31, 2010	12.7	$17.59	$109

Exercisable at December 31, 2010	9.8	$17.44	$86

Summary of outstanding and exercisable stock options

	Stock Options Outstanding			Stock Options Exercisable
			Weighted-			Weighted-
		Weighted-	Average		Weighted-	Average
		Average	Remaining		Average	Remaining
		Exercise	Contractual		Exercise	Contractual
Range of Exercise Prices	Options	Price	Life	Options	Price	Life
	(Millions)		(Years)	(Millions)		(Years)
$2.27 to $11.82	5.4	$8.85	4.6	4.0	$8.18	3.4
$11.83 to 21.38	4.0	$19.53	5.4	2.8	$18.75	3.6
$21.39 to $30.94	2.0	$25.14	5.3	2.0	$25.14	5.3
$30.95 to $40.51	1.3	$36.17	5.3	1.0	$36.06	4.7

Total	12.7	$17.59	5.0	9.8	$17.44	4.0

Estimated fair value at date of grant of options for common stock granted

	2010	2009	2008
Weighted-average grant date fair value of options for our common stock granted during the year	$7.02	$5.60	$12.83

Weighted-average assumptions:
Dividend yield	2.6%	1.6%	1.2%
Volatility	39.0%	60.8%	33.4%
Risk-free interest rate	3.0%	2.3%	3.5%
Expected life (years)	6.5	6.5	6.5

Summary of nonvested restricted stock unit activity and related information

		Weighted-
		Average
Restricted Stock Units	Shares	Fair Value*
	(Millions)
Nonvested at December 31, 2009	6.1	$16.24
Granted	2.1	$21.05
Forfeited	(0.1)	$19.87
Cancelled	(0.5)	$0.00
Vested	(1.0)	$28.67

Nonvested at December 31, 2010	6.6	$16.97

*	Performance-based shares are primarily valued using the end-of-period market price until certification that the performance objectives have been completed, a value of zero once it has been determined that it is unlikely that performance objectives will be met, or a valuation pricing model. All other shares are valued at the grant-date market price.

Other restricted stock unit information

	2010	2009	2008
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$21.05	$10.23	$30.13

Total fair value of restricted stock units vested during the year ($’s in millions)	$29	$28	$48